Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 3,262,352	$ 3,216,643
Offset	(258,585)	(302,781)
Net	3,003,767	2,913,862
Total on-balance sheet exposure to credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,254,467	2,282,314
Offset	(258,585)	(302,781)
Net	1,995,882	1,979,533
Total on-balance sheet exposure to credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	114,134	115,919
Offset	0	0
Net	114,134	115,919
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	938,535	923,561
Offset	(22,607)	(20,315)
Net	915,928	903,246
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	444,655	412,012
Offset	(2,470)	(2,575)
Net	442,185	409,437
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	419,852	444,882
Offset	(18,771)	(16,262)
Net	401,081	428,620
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	74,028	66,667
Offset	(1,366)	(1,478)
Net	72,662	65,189
Total on-balance sheet exposure to credit risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	112,902	104,475
Offset	0	0
Net	112,902	104,475
Total on-balance sheet exposure to credit risk | Other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	973,316	970,119
Offset	(13,919)	(8,969)
Net	959,397	961,150
Total on-balance sheet exposure to credit risk | – cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	285,868	327,002
Offset	0	0
Net	285,868	327,002
Total on-balance sheet exposure to credit risk | Items in the course of collection from other banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	6,342	7,297
Offset	0	0
Net	6,342	7,297
Total on-balance sheet exposure to credit risk | – Hong Kong Government certificates of indebtedness
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	42,024	43,787
Offset	0	0
Net	42,024	43,787
Total on-balance sheet exposure to credit risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	252,217	253,754
Offset	(13,919)	(8,969)
Net	238,298	244,785
Total on-balance sheet exposure to credit risk | Financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	148,326	109,066
Offset	0	0
Net	148,326	109,066
Total on-balance sheet exposure to credit risk | Prepayments, accrued income, and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	124,405	113,294
Offset	0	0
Net	124,405	113,294
Total on-balance sheet exposure to credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	229,714	284,159
Offset	(222,059)	(273,497)
Net	7,655	10,662
Total off-balance sheet
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,007,885	934,329
Offset	0	0
Net	1,007,885	934,329
Total off-balance sheet | – financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	111,102	106,861
Offset	0	0
Net	111,102	106,861
Total off-balance sheet | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	896,783	827,468
Offset	0	0
Net	$ 896,783	$ 827,468